Leases - Summary of Operating Lease Activity (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)
Leases [Abstract]
Operating lease right-of-use assets obtained in exchange for lease obligations	$ 3,964	¥ 25,970	¥ 10,051	¥ 19,570
Amortization of right-of-use assets		11,687	15,708	17,919
Interest of lease liabilities		1,596	1,353	1,636
Operating lease, expense		13,283	17,061	19,555
Operating lease payments (included in measurement of lease liabilities)		¥ 12,850	¥ 18,183	¥ 19,284